UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

New York Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 94.8%				$62,317,540

(Cost $55,226,200)

New York 84.2%				55,350,300

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	1,199,430
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	971,970
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,148,830
City of New York, Series E-1	6.250	10/15/28	500,000	622,290
Herkimer County Industrial Development Agency
Flots Adult Home, Series A (D)	5.500	03/20/40	955,000	1,064,796
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,190,160
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,791,615
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,218,510
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,155,910
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,980,650
Metropolitan Transportation Authority
Transit Revenue, Series E	5.000	11/15/42	1,000,000	1,120,820
Metropolitan Transportation Authority
Transit Revenue, Series H	5.000	11/15/42	1,000,000	1,120,820
Monroe County Industrial Development Corp., Series A	5.000	07/01/41	1,000,000	1,120,720
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,022,500
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	851,110
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,012,480
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,083,340
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,106,720
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,193,330
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	Zero	06/15/20	2,000,000	1,800,000
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,143,370
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,143,950
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4 (D)	5.500	01/15/39	1,000,000	1,141,350
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	500,000	559,070
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,108,080
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	1,000,000	1,151,330
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,415,696

1

New York Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	$1,000,000	$1,162,900
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,101,210
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	1,123,180
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	835,478
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/37	1,000,000	1,174,310
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,142,200
New York State Dormitory Authority
Series B	5.000	07/01/42	1,500,000	1,721,700
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,067,280
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,381,719
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,175,810
Niagara Area Development Corp. AMT
Covanta Energy Project, Series A	5.250	11/01/42	500,000	523,775
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07/01/29	5,330,000	2,696,021
Onondaga Civic Development Corp.
St. Joseph's Hospital Health Center	5.000	07/01/42	1,000,000	1,025,450
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	501,350
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,350,000	1,349,879
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,184,930
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,990,500
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	Zero	04/01/22	2,230,000	1,753,761

Puerto Rico 8.0%				5,234,015

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	1,051,960
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	500,000	486,810
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	2,000,000	2,118,020
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	1,046,000
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	531,225

Virgin Islands 1.8%				1,173,730

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,173,730

Guam 0.8%				559,495

Guam Government, Series A	5.750	12/01/34	500,000	559,495

2

New York Tax-Free Income Fund
As of 2-28-13 (Unaudited)

Short-Term Investments 3.8%		$2,533,000

(Cost $2,533,000)

	Par value	Value

Repurchase Agreement 3.8%		2,533,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $2,533,001 on 3-1-13, collateralized by $1,970,000 U.S. Treasury Bond, 4.625% due 2-15-40 (valued at
$2,588,281 including interest)	$2,533,000	2,533,000

Total investments (Cost $57,759,200)† 98.6%		$64,850,540

Other assets and liabilities, net 1.4%		$909,850

Total net assets 100.0%		$65,760,390

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	3.2%
Ambac Financial Group, Inc.	2.7%
Federal Housing Administration	1.6%
National Public Finance Guarantee Corp.	5.8%
State Aid Withholding	1.8%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $57,639,433. Net unrealized appreciation aggregated $7,211,107 of which $7,332,452 related to appreciated investment securities and $121,345 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 2-28-13:

General Obligation Bonds	4.3%
Revenue Bonds
Education	16.7%
Water & Sewer	11.5%
Transportation	8.2%
Utilities	7.9%
Development	7.8%
Health Care	6.9%
Airport	5.5%
Pollution	2.1%
Tobacco	1.5%
Other Revenue	22.4%
Short-Term Investments & Other	5.2%

3

New York Tax-Free Income Fund
As of 2-28-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

76Q3 2/13
4/13

John Hancock MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 92.9%				$119,769,989

(Cost $109,675,204)

Massachusetts 77.4%				99,712,565

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	$3,255,000	3,533,758
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,159,080
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	90,000	90,464
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	95,000	98,548
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,218,210
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,135,560
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,668,680
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,284,560
Massachusetts Bay Transportation Authority
Assessment, Series A	5.000	07/01/41	1,360,000	1,583,720
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,538,200
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,733,759
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	2,500,000	1,466,550
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,012,680
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	3,275,100
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,091,280
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	498,798
Massachusetts Development Finance Agency
Covanta Energy Project, Series C	5.250	11/01/42	1,000,000	1,047,550
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	1,017,480
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,056,490
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,099,940
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,366,460
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,140,820
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	1,190,000	1,387,373
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	35,385
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	793,787
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11/15/56	280,825	1,494

1

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	$1,000,000	$1,084,320
Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07/01/42	1,000,000	1,108,100
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,127,960
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	1,017,480
Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07/01/36	1,000,000	1,138,680
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,385,308
Massachusetts Development Finance Agency
Series F	4.000	07/01/32	500,000	530,890
Massachusetts Development Finance Agency
Series F	5.000	07/01/37	500,000	562,275
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	329,014
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	1,000,210
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,003,100
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,083,260
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	2,169,380
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,175,870
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,104,340
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	366,526
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,191,200
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,067,220
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,161,300
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	413,035
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,520,595
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,151,280
Massachusetts Housing Finance Agency, Series 162	3.450	12/01/37	5,055,000	4,960,522
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,921,742
Massachusetts Port Authority
Conrac Project - Series A	5.125	07/01/41	500,000	558,315
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	825,000	827,153
Massachusetts School Building Authority
Senior, Series B	5.000	08/15/30	2,000,000	2,405,960
Massachusetts School Building Authority
Senior, Series B	5.000	10/15/41	4,000,000	4,587,800

2

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	$1,000,000	$1,143,810
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05/01/19	1,000,000	908,170
Massachusetts State Department of Transportation
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	559,125
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	3,000,000	3,352,770
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01/01/20	1,000,000	885,220
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,188,650
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	67,060
Massachusetts Water Pollution Abatement Trust
Unrefunded 2012 Pooled Loan Program, Series 7	5.125	02/01/31	785,000	787,975
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,139,070
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,160,390
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,846,064
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,136,080
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	3,317,575
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,235,260
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,696,785

Puerto Rico 13.8%				17,798,749

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07/01/39	2,000,000	2,048,260
Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	1,051,960
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,952,475
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,500,000	1,460,430
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,031,830
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	47,273
Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	2,088,901
Puerto Rico Highway & Transportation Authority
Unrefunded, Series AA (D)	5.500	07/01/19	360,000	393,865
Puerto Rico Highway & Transportation Authority
Unrefunded, Series H	5.450	07/01/35	285,000	291,025
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,066,400
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	1,064,400
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	3,177,030

3

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	$2,000,000	$2,124,900

Virgin Islands 1.3%				1,699,180

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,173,730
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	525,450

Guam 0.4%				559,495

Guam Government, Series A	5.750	12/01/34	500,000	559,495

Short-Term Investments 6.4%				$8,185,000

(Cost $8,185,000)

			Par value	Value

Repurchase Agreement 6.4%				8,185,000

Repurchase Agreement with State Street Corp. dated 02-28-13 at
0.010% to be repurchased at $8,185,002 on 03-01-13, collateralized by $6,355,000 U.S. Treasury Bonds, 4.625% due 02-15-40 (valued
at $8,349,504, including interest)			8,185,000	8,185,000

Total investments (Cost $117,860,204)† 99.3%				$127,954,989

Other assets and liabilities, net 0.7%				$939,536

Total net assets 100.0%				$128,894,525

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

As a % of total
Insurance coverage	investments

ACA Financial Guaranty Corp.	1.6%
Ambac Financial Group, Inc.	3.1%
Assured Guarantee Corp.	0.8%
Assured Guaranty Municipal Corp.	8.8%
Financial Guaranty Insurance Company	0.4%
National Public Finance Guarantee Corp.	5.6%
Radian Asset Assurance, Inc.	0.8%
XL Capital Assurance, Inc.	0.4%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $117,640,994. Net unrealized appreciation aggregated $10,313,995, of which $11,424,867 related to appreciated investment securities and $1,110,872 related to depreciated investment securities.

4

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

The fund had the following sector composition as a percentage of total net assets on 2-28-13:

General Obligation Bonds	7.3%
Revenue Bonds
Education	16.3%
Health Care	14.0%
Housing	11.2%
Transportation	11.1%
Water & Sewer	11.0%
Pollution	2.5%
Development	2.1%
Facilities	1.7%
Airport	1.5%
Industrial Development	0.1%
Other Revenue	14.1%
Short-Term Investments & Other	7.1%

5

Massachusetts Tax-Free Income Fund
As of 2-28-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013 all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

77Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013